Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 400,606	¥ 341,146
Net income (loss)	22,282	9,481
Other comprehensive income (loss)	(6,803)	(10,881)
Purchases and issuances	32,678	15,999
Sales and settlements	(7,126)	(17,771)
Transfer to (from) Level 3	21	3,832
Others	(9,399)	58,800
Balance at end of year	432,259	400,606
Unrealized gains or losses included in profit or loss on assets held at March 31	22,214	9,489
Total	22,214	9,489
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	33,332	21,852
Net income (loss)	28	(71)
Purchases and issuances	4,910
Sales and settlements	(6,155)	(3,716)
Transfer to (from) Level 3	21	5,471
Others	(967)	9,795
Balance at end of year	31,170	33,332
Unrealized gains or losses included in profit or loss on assets held at March 31	(40)	(63)
Total	(40)	(63)
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	367,274	319,294
Net income (loss)	22,254	9,551
Other comprehensive income (loss)	(6,803)	(10,881)
Purchases and issuances	27,768	15,999
Sales and settlements	(971)	(14,055)
Transfer to (from) Level 3		(1,639)
Others	(8,432)	49,004
Balance at end of year	401,089	367,274
Unrealized gains or losses included in profit or loss on assets held at March 31	22,254	9,551
Total	¥ 22,254	¥ 9,551